Goodwill and Other Intangible Assets, Net - Summary of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	₩ 4,838,451	₩ 4,166,309	₩ 4,449,432
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	442,487	735,969	903,893
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	3,136,072	2,225,808	2,170,738
Membership [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	132,942	142,370	138,703
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	116,171	153,973	227,111
Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	197,211	216,021	236,272
Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	100,991	61,957	57,140
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	241,311	285,720	330,247
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	392,296	344,491	₩ 385,328
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	78,970
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	10,554,437	9,368,137
Gross amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,723,974	1,648,119
Gross amount [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	4,944,973	3,987,689
Gross amount [member] | Membership [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	135,905	146,043
Gross amount [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	687,437	656,712
Gross amount [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	681,530	685,540
Gross amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	260,548	280,092
Gross amount [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	865,691	865,622
Gross amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,175,409	1,098,320
Gross amount [member] | Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	78,970
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(5,715,961)	(5,201,789)
Government grants	(25)	(39)
Accumulated depreciation, amortization and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(1,281,487)	(912,150)
Accumulated depreciation, amortization and impairment [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(1,808,901)	(1,761,881)
Accumulated depreciation, amortization and impairment [member] | Membership [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(2,963)	(3,673)
Accumulated depreciation, amortization and impairment [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(571,266)	(502,739)
Accumulated depreciation, amortization and impairment [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(484,319)	(469,519)
Accumulated depreciation, amortization and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(159,557)	(218,135)
Accumulated depreciation, amortization and impairment [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(624,380)	(579,902)
Accumulated depreciation, amortization and impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(783,088)	(753,790)
Government grants	₩ (25)	₩ (39)